Financial - risk management objectives and policies (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	$ 587,062	$ 633,083	$ 592,342	$ 353,710
Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	349,607	454,726
Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	375,399	149,381
Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	207,391	458,969
Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	32,472	28,469
Bank loans [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	95,613	96,580
Bank loans [member] | Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	95,613	96,580
Bank loans [member] | Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Bank loans [member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Bank loans [member] | Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Trade and other payables [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	177,450	220,042
Trade and other payables [member] | Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	176,811	219,379
Trade and other payables [member] | Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	639	663
Trade and other payables [member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Trade and other payables [member] | Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Derivative financial instruments [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities		28,705
Derivative financial instruments [member] | Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities		28,705
Derivative financial instruments [member] | Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities		0
Derivative financial instruments [member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities		0
Derivative financial instruments [member] | Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities		0
Financial obligation [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	653,430	708,469
Financial obligation [member] | Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	77,183	110,062
Financial obligation [member] | Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	374,760	148,718
Financial obligation [member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	201,487	449,689
Financial obligation [member] | Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Contingent consideration liability [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	38,376	37,749
Contingent consideration liability [member] | Not later than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Contingent consideration liability [member] | Later than one year and not later than two years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	0	0
Contingent consideration liability [member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	5,904	9,280
Contingent consideration liability [member] | Later than five years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities	$ 32,472	$ 28,469